Earnings (Loss) Per Share - Calculation of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Common shareholders' net income (loss) for basic earnings per share	$ 2,522	$ 2,149
Add: Increase in income due to convertible instruments	10	10
Common shareholders' net income (loss) on a diluted basis	$ 2,532	$ 2,159
Weighted average number of common shares outstanding for basic earnings per share (in shares)	606	613
Dilutive impact of stock options (in shares)	1	1
Dilutive impact of convertible instruments (in shares)	4	4
Weighted average number of common shares outstanding on a diluted basis (in shares)	611	618
Basic earnings (loss) per share (in CAD per share)	$ 4.16	$ 3.51
Diluted earnings (loss) per share (in CAD per share)	$ 4.14	$ 3.49
Stock Option
Earnings per share [line items]
Stock options excluded from computation of earnings per share (in shares)	1	0